INVESTMENT IN ACQUISITION (Details Narrative) - Simply Whim [Member]	3 Months Ended
Nov. 30, 2022 USD ($) shares
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	666,666,668
Notes Issued	$ 2,000,000
Business Combination, Consideration Transferred	$ 6,200,000